UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment  [x];  Amendment Number:1
This Amendment (check only one): 	[x] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Smart Portfolios, LLC.
Address:	17865 Ballinger Way NE
		Seattle, Washingtton 98155

13F File Number: 028-14414

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Ron Thompson
Title:	Chief Compliance Officer
Phone:	206-686-4840
Signature, Place and Date of Signing:

	Ron Thompson	 Seattle, Washington	September 30, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	28
Form 13F Information Table Value Total:	$110777

List of Other Included Managers:


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Form 13F Information Table

                                                                             InvestmenOther   Voting Authority
Description                      Title OfCUSIP      Value (x$1SharesSH/PPut/C Discreti ManagerSole Shared None
Consumer Staples Select SectETF     81369Y308        440   12SH       Sole                      0   12   0
Financial Select Sector SPDRETF     81369Y605       4310  276SH       Sole                     65  205   6
Health Care SPDR (ETF)      ETF     81369Y209       8419  210SH       Sole                     50  156   5
Industrial SPDR (ETF)       ETF     81369Y704       4060  111SH       Sole                     26   83   2
Market Vector Russia ETF TruETF     57060U506       5348  186SH       Sole                     43  139   4
PowerShares Preferred PortfoETF     73936T565        438   30SH       Sole                      0   29   0
PowerShares QQQ Trust, SerieETF     73936T474       3943   58SH       Sole                     30   25   3
RevenueShares Large Cap FundETF     761396100        348   13SH       Sole                      0   13   0
SPDR Gold Trust (ETF)       ETF     78463V107       8779   51SH       Sole                     12   38   1
SPDR S&P 500 ETF            ETF     78462F103        440    3SH       Sole                      0    3   0
SPDR S&P Dividend (ETF)     ETF     78464A763        223    4SH       Sole                      0    4   0
SPDR S&P International DividETF     78463X772        219    5SH       Sole                      0    5   0
SPDR S&P MidCap 400 ETF     ETF     78467Y107       4211   23SH       Sole                      6   17   1
Utilities SPDR (ETF)        ETF     81369Y886       4508  124SH       Sole                     27   95   3
Vanguard Dividend AppreciatiETF     921908844        445    7SH       Sole                      0    7   0
Vanguard REIT ETF           ETF     922908553       3486   54SH       Sole                     28   23   3
iShares Dow Jones US HealthcETF     464287762        235    3SH       Sole                      0    3   0
iShares Dow Jones US TelecomETF     464287713       4450  174SH       Sole                     41  129   4
iShares Dow Jones US UtilitiETF     464287697       4313   48SH       Sole                     11   36   1
iShares Lehman 1-3 Year TreaETF     464287457       9475  112SH       Sole                     38   72   2
iShares MSCI Australia IndexETF     464286103       4420  186SH       Sole                     43  138   4
iShares MSCI EAFE Index FundETF     464287465       4557   86SH       Sole                     19   65   2
iShares MSCI South Korea IndETF     464286772       4266   72SH       Sole                     17   54   2
iShares Russell 2000 Growth ETF     464287648       8584   90SH       Sole                     21   67   2
iShares Russell 2000 Value IETF     464287630       4439   60SH       Sole                     14   45   1
iShares Russell Midcap GrowtETF     464287481       8489  137SH       Sole                     33  101   3
iShares Russell Midcap ValueETF     464287473       4443   91SH       Sole                     21   69   2
iShares S&P Latin America 40ETF     464287390       3489   82SH       Sole                     19   61   2
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